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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: December 31, 2006

           Check here if Amendment  [_];   Amendment Number: ______

            This Amendment (Check only one.): [_] is a restatement.
                        [_]  adds new holdings entries.

          Institutional Investment Manager Filing this Report:

                     Name: Trent Capital Management, Inc.
                        Address: 3150 North Elm Street
                                   Suite 204
                             Greensboro, NC 27408

                        Form 13F File Number: 28-04919

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name: David Labiak
   Title: Chief Financial Officer
   Phone: (336) 282-9302

Signature, Place, and Date of Signing:

                                 Greensboro,
     /s/ David Labiak           North Carolina           January 29, 2007
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included       None

Managers:

Form 13F Information Table Entry Total: 42

Form 13F Information Table Value Total: 82,599

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

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
                                                                                              Voting Authority
                               Title of           Value in                Investment  Other   ----------------
Name of Issuer                  Class     CUSIP   (x$1000) Shares  SH/PRN Discretion Managers  Sole    Shared  None
--------------                 -------- --------- -------- ------- ------ ---------- -------- -------  ------  ----
American Express..............   COM    025816109   4983    82,125   SH      Sole              82,125
Nokia.........................   COM    654902204   4791   235,796   SH      Sole             235,796
Harley-Davidson...............   COM    412822108   4601    65,295   SH      Sole              65,295
Caterpillar...................   COM    149123101   4377    71,365   SH      Sole              71,365
Bed Bath & Beyond.............   COM    075896100   4347   114,085   SH      Sole             114,085
Procter & Gamble..............   COM    742718109   4328    67,345   SH      Sole              67,345
Bank of America...............   COM    060505104   4268    79,937   SH      Sole              79,937
3M............................   COM    88579Y101   4125    52,935   SH      Sole              52,935
Berkshire Hathaway............   COM    084670207   3941     1,075   SH      Sole               1,075
Johnson & Johnson.............   COM    478160104   3900    59,076   SH      Sole              59,076
Omnicom Group.................   COM    681919106   3897    37,280   SH      Sole              37,280
Illinois Tool Works...........   COM    452308109   3840    83,130   SH      Sole              83,130
Pepsico.......................   COM    713448108   3817    61,020   SH      Sole              61,020
Cardinal Health...............   COM    14149Y108   3748    58,178   SH      Sole              58,178
Estee Lauder..................   COM    518439104   3160    77,425   SH      Sole              77,425
First Data....................   COM    319963104   2948   115,520   SH      Sole             115,520
Western Union.................   COM    959802109   2590   115,540   SH      Sole             115,540
AllianceBernstein.............   COM    01881G106   1650    20,520   SH      Sole              20,520
American Capital..............   COM    01855A101   1229    26,575   SH      Sole              26,575
Lloyds TSB Group..............   COM    539439109   1088    24,005   SH      Sole              24,005
Enterprise Products...........   COM    293792107   1002    34,575   SH      Sole              34,575
First Industrial Realty.......   COM    313400301    886    18,895   SH      Sole              18,895
CapitalSource.................   COM    14055X102    822    30,090   SH      Sole              30,090
Liberty Property Trust........   COM    531172104    811    16,495   SH      Sole              16,495
Senior Housing................   COM    81721M109    765    31,265   SH      Sole              31,265
Valero........................   COM    91913W104    720    12,905   SH      Sole              12,905
Highwoods Properties..........   COM    431284108    719    17,640   SH      Sole              17,640
Teppco Partners...............   COM    872384102    646    16,035   SH      Sole              16,035
PNC Financial.................   COM    693475105    510     6,882   SH      Sole               6,882
Hospitality Properties........   COM    44106M102    463     9,750   SH      Sole               9,750
Progress Energy...............   COM    743263105    452     9,219   SH      Sole               9,219
Plains All American...........   COM    726503105    440     8,600   SH      Sole               8,600
W.P. Stewart..................   COM    G84922106    413    26,070   SH      Sole              26,070
General Elec Co...............   COM    369604103    367     9,875   SH      Sole               9,875
Pfizer Inc....................   COM    717081103    347    13,382   SH      Sole              13,382
Regions Financial.............   COM    7591EP100    323     8,640   SH      Sole               8,640
Fannie Mae....................   COM    313586109    294     4,958   SH      Sole               4,958
Apartment Investment..........   COM    03748R101    292     5,220   SH      Sole               5,220
Home Depot....................   COM    437076102    251     6,239   SH      Sole               6,239
Duke Energy...................   COM    264399106    241     7,257   SH      Sole               7,257
General Growth................   COM    370021107    204     3,900   SH      Sole               3,900
Pharmanetics..................   COM    71713J107   0.06    12,520   SH      Sole              12,520